Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
As at December 31,	2018	2017
Accruals	675	2,006
Trade	767	337
Interest	80	86
Partner Advances	237	94
Employee Long-Term Incentives	36	52
Joint Operations Payable	3	12
Other	35	40
	1,833	2,627